MINERAL PROPERTIES (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
Mineral Property	CAD 3,789,854	CAD 563,031
Klondike, British Columbia
Mineral Property		513,031
Indata, British Columbia
Mineral Property		50,000
Idaho-Maryland, California
Mineral Property	CAD 3,789,854